REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2017	Jul. 31, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				$ 5,629,679
Initial Cost to Company
Land				6,067,805
Building & Improvements				22,948,066
Cost Capitalized Subsequent to Acquisition
Improvements				60,000,356
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				6,067,805
Building & Improvements				82,948,422
Total	$ 86,936,827	$ 86,936,827	$ 84,474,345	89,016,227	$ 86,936,827
Accumulated Depreciation	38,008,810	38,008,810	36,413,975	39,648,642	38,008,810
Property and Equipment				89,353,787	87,276,850
Accumulated depreciation				39,868,698	$ 38,212,113
Investment in Real Estate
Balance at Beginning of Year	86,936,827	84,474,345	82,092,994
Improvements	2,079,400	2,462,482	2,426,491
Retirements			(45,140)
Balance at End of Year	89,016,227	86,936,827	84,474,345
Accumulated Depreciation
Balance at Beginning of Year	38,008,810	36,413,975	34,773,376
Additions Charged to Costs and Expenses	1,639,832	1,594,835	1,658,091
Retirements			(17,492)
Balance at End of Year	$ 39,648,642	$ 38,008,810	$ 36,413,975
Buildings and Improvements [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	18 years
Buildings and Improvements [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Improvements to leased property [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	3 years
Improvements to leased property [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Office Furniture and Equipment and Transportation Equipment [Member]
Gross Amount at Which Carried At Close of Period
Property and Equipment				337,560
Accumulated depreciation				220,056
Bond St. Building Brooklyn, NY Two [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				5,629,679
Initial Cost to Company
Land				3,901,349
Building & Improvements				7,403,468
Cost Capitalized Subsequent to Acquisition
Improvements				23,258,860
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				3,901,349
Building & Improvements				30,662,328
Total	$ 34,563,677			34,563,677
Accumulated Depreciation	12,254,818			12,254,818
Investment in Real Estate
Balance at End of Year	34,563,677
Accumulated Depreciation
Balance at End of Year	12,254,818
Jamaica, New York [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land
Building & Improvements				3,215,699
Cost Capitalized Subsequent to Acquisition
Improvements				16,442,748
Carried Cost
Gross Amount at Which Carried At Close of Period
Land
Building & Improvements				19,658,447
Total	19,658,447			19,658,447
Accumulated Depreciation	10,560,346			10,560,346
Investment in Real Estate
Balance at End of Year	19,658,447
Accumulated Depreciation
Balance at End of Year	10,560,346
Fishkill, New York Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				594,723
Building & Improvements				7,212,116
Cost Capitalized Subsequent to Acquisition
Improvements				4,872,441
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				594,723
Building & Improvements				12,084,557
Total	12,679,280			12,679,280
Accumulated Depreciation	8,934,697			8,934,697
Investment in Real Estate
Balance at End of Year	12,679,280
Accumulated Depreciation
Balance at End of Year	8,934,697
Brooklyn, New York, Jowein Building, Fulton Street and Elm Place Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				1,324,957
Building & Improvements				728,327
Cost Capitalized Subsequent to Acquisition
Improvements				15,339,787
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				1,324,957
Building & Improvements				16,068,114
Total	17,393,071			17,393,071
Accumulated Depreciation	5,205,736			5,205,736
Investment in Real Estate
Balance at End of Year	17,393,071
Accumulated Depreciation
Balance at End of Year	5,205,736
Levittown, New York, Hempstead Turnpike [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				125,927
Building & Improvements
Cost Capitalized Subsequent to Acquisition
Improvements
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				125,927
Building & Improvements
Total	125,927			125,927
Accumulated Depreciation
Investment in Real Estate
Balance at End of Year	125,927
Accumulated Depreciation
Balance at End of Year
Circleville, Ohio, Tarlton Road [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				120,849
Building & Improvements				4,388,456
Cost Capitalized Subsequent to Acquisition
Improvements				86,520
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				120,849
Building & Improvements				4,474,976
Total	4,595,825			4,595,825
Accumulated Depreciation	2,693,045			$ 2,693,045
Investment in Real Estate
Balance at End of Year	4,595,825
Accumulated Depreciation
Balance at End of Year	$ 2,693,045